Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Less: current maturities	$ (163,512)		$ (33,060)
Long-term debt, less current maturities	2,300,482		2,107,258
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(163,512)		(33,060)
Long-term debt, less current maturities	2,300,482		2,107,258
Southwest Gas Corporation
Debt Instrument [Line Items]
Less: current maturities	(125,000)		0
Long-term debt, less current maturities	1,991,333		1,818,669
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(125,000)		0
Long-term debt, less current maturities	$ 1,991,333		$ 1,818,669
Notes, 6.1%, due 2041
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	6.10%
Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	$ 300,000
Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable		$ 300,000
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate		4.15%
Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	4.45%		4.45%
Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	6.10%		6.10%
Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	3.875%		3.875%
Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	4.875%		4.875%
Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	3.80%		3.80%
Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	3.70%		3.70%
Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	4.15%		0.00%
Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	8.00%		8.00%
Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	7.78%		7.78%
Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	7.92%		7.92%
Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Long-term Debt, Current and Noncurrent Abstract
Debt instrument interest rate	6.76%		6.76%
Carrying Amount
Debt Instrument [Line Items]
Less: current maturities	$ (163,512)		$ (33,060)
Long-term debt, less current maturities	2,300,482		2,107,258
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(163,512)		(33,060)
Long-term debt, less current maturities	2,300,482		2,107,258
Carrying Amount | Southwest Gas Corporation
Debt Instrument [Line Items]
Less: current maturities	(125,000)		0
Long-term debt, less current maturities	1,991,333		1,818,669
Long-term Debt, Current and Noncurrent Abstract
Long-term debt	2,116,333		1,818,669
Less: current maturities	(125,000)		0
Long-term debt, less current maturities	1,991,333		1,818,669
Carrying Amount | Centuri
Debt Instrument [Line Items]
Less: current maturities	(38,512)		(33,060)
Long-term debt, less current maturities	309,149		288,589
Unamortized debt issuance costs	(1,101)		(1,414)
Long-term Debt, Current and Noncurrent Abstract
Long-term debt	347,661		321,649
Less: current maturities	(38,512)		(33,060)
Long-term debt, less current maturities	309,149		288,589
Centuri term loan/secured revolving credit facility	243,711		254,545
Carrying Amount | Centuri secured revolving credit facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	60,021		0
Carrying Amount | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Line of credit facility	150,000		150,000
Carrying Amount | Centuri term loan facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	244,812		255,959
Carrying Amount | Centuri other debt obligations | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri other debt obligations	43,929		67,104
Carrying Amount | Debentures | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	1,768,050		1,470,693
Unamortized discount and debt issuance costs	(14,450)		(11,807)
Carrying Amount | Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	125,000		125,000
Carrying Amount | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	125,000		125,000
Carrying Amount | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	250,000		250,000
Carrying Amount | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	250,000		250,000
Carrying Amount | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	300,000		300,000
Carrying Amount | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable			300,000
Carrying Amount | Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable			0
Carrying Amount | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	75,000		75,000
Carrying Amount | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	25,000		25,000
Carrying Amount | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable	7,500		7,500
Carrying Amount | IDRBs | Southwest Gas Corporation
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(1,717)		(2,024)
Unsecured debt	198,283		197,976
Carrying Amount | IDRBs | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Carrying Amount | IDRBs | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt	50,000		50,000
Market Value | Centuri secured revolving credit facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	60,057		0
Market Value | Revolving credit facility and commercial paper | Southwest Gas Corporation
Debt Instrument [Line Items]
Line of credit facility, fair value	150,000		150,000
Market Value | Centuri term loan facility | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri term loan/secured revolving credit facility	252,182		260,135
Market Value | Centuri other debt obligations | Centuri
Long-term Debt, Current and Noncurrent Abstract
Centuri other debt obligations	44,787		67,053
Market Value | Debentures | Notes, 4.45%, due 2020 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	126,673		126,213
Market Value | Debentures | Notes, 6.1%, due 2041 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	162,666		150,728
Market Value | Debentures | Notes, 3.875%, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	258,550		254,195
Market Value | Debentures | Notes, 4.875%, due 2043 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	291,928		268,985
Market Value | Debentures | Notes, 3.8%, due 2046 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	308,307		267,030
Market Value | Debentures | Notes, 3.7%, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	320,685		298,926
Market Value | Debentures | Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	330,138		0
Market Value | Debentures | 8% Series, due 2026 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	96,905		93,827
Market Value | Debentures | Medium-term notes, 7.78% series, due 2022 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	27,500		27,497
Market Value | Debentures | Medium-term notes, 7.92% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	32,543		30,016
Market Value | Debentures | Medium-term notes, 6.76% series, due 2027 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable, fair value disclosure	9,156		8,651
Market Value | IDRBs | Tax-exempt Series A, due 2028 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value | IDRBs | 2003 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value | IDRBs | 2008 Series A, due 2038 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000		50,000
Market Value | IDRBs | 2009 Series A, due 2039 | Southwest Gas Corporation
Debt Instrument [Line Items]
Unsecured debt, fair value	$ 50,000		$ 50,000